Share-based payments - Disclosure of reconciliation of AGAs (Details) - shares														1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	30 Months Ended
	Nov. 13, 2025	Aug. 01, 2025	May 30, 2025	Mar. 20, 2025	Feb. 06, 2025	Sep. 05, 2024	Jul. 11, 2024	May 23, 2024	Mar. 28, 2024	Jan. 02, 2024	Dec. 01, 2023	Sep. 28, 2023	Jul. 11, 2023	Mar. 31, 2025	Dec. 31, 2023	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Total AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	3,388,040
Number of instruments issued (in shares)															2,601,296		6,280,727	10,828,148
Number of instruments lapsed (in shares)																	(645,375)
Number of instruments exercised (in shares)																	(627,714)
Number of instruments outstanding, ending balance (in shares)																	8,395,678	8,395,678
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	780,040
Number of instruments issued (in shares)													1,382,796				0
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	(230,464)
Number of instruments outstanding, ending balance (in shares)																	549,576	549,576
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	75,000
Number of instruments issued (in shares)													100,000				0
Number of instruments lapsed (in shares)																	(75,000)
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	0	0
AGA-2023-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	485,875
Number of instruments issued (in shares)												731,500					0
Number of instruments lapsed (in shares)																	(34,750)
Number of instruments exercised (in shares)																	(251,125)
Number of instruments outstanding, ending balance (in shares)																	200,000	200,000
AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	213,250
Number of instruments issued (in shares)												254,250					0
Number of instruments lapsed (in shares)																	(15,000)
Number of instruments exercised (in shares)																	(108,500)
Number of instruments outstanding, ending balance (in shares)																	89,750	89,750
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	81,250
Number of instruments issued (in shares)											132,750						0
Number of instruments lapsed (in shares)																	(26,000)
Number of instruments exercised (in shares)																	(27,625)
Number of instruments outstanding, ending balance (in shares)																	27,625	27,625
AGA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	1,355,625
Number of instruments issued (in shares)										1,549,125							0
Number of instruments lapsed (in shares)																	(134,125)
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	1,221,500	1,221,500
AGA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	22,500
Number of instruments issued (in shares)									22,500								0
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	22,500	22,500
AGA-2024-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	38,500
Number of instruments issued (in shares)								38,500									0
Number of instruments lapsed (in shares)																	(13,000)
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	25,500	25,500
AGA-2024-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	93,000
Number of instruments issued (in shares)							93,000										0
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	93,000	93,000
AGA-2024-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	25,000
Number of instruments issued (in shares)							25,000										0
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	25,000	25,000
AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	20,000
Number of instruments issued (in shares)							20,000										0
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	(10,000)
Number of instruments outstanding, ending balance (in shares)																	10,000	10,000
AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	198,000
Number of instruments issued (in shares)						198,000											0
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	198,000	198,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)					4,319,500											4,319,500	4,319,500
Number of instruments lapsed (in shares)																	(217,500)
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	4,102,000	4,102,000
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)					123,102											123,102	123,102
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	123,102	123,102
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)					17,625											17,625	17,625
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	17,625	17,625
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)					30,500											30,500	30,500
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	30,500	30,500
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)				50,000										50,000		50,000	50,000
Number of instruments lapsed (in shares)																	(50,000)
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	0	0
AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)			25,000													25,000	25,000
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	25,000	25,000
AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)		1,711,000														1,711,000	1,711,000
Number of instruments lapsed (in shares)																	(80,000)
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	1,631,000	1,631,000
AGA-2025-8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																	0
Number of instruments issued (in shares)	4,000															4,000	4,000
Number of instruments lapsed (in shares)																	0
Number of instruments exercised (in shares)																	0
Number of instruments outstanding, ending balance (in shares)																	4,000	4,000